Liquidity - Commercial Paper (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Commercial paper, outstanding	€ 930.0	€ 1,099.5
Interest rate	0.87%	1.09%	1.33%
Carrying amount of commercial paper	€ 931.0	€ 1,100.5
Commercial Papers
Disclosure of financial liabilities [line items]
Weighted average interest rate	(0.40%)
Interest rate		(0.38%)
Commercial Papers | Highest
Disclosure of financial liabilities [line items]
Maturities	6 months